UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

NEW YORK MONEY MARKET PORTFOLIO

NEW YORK PORTFOLIO

FORM N-Q

JUNE 30, 2005

New York Money Market Portfolio

Schedule of Investments (unaudited)	June 30, 2005

Face Amount	Rating‡	Security	Value
SHORT-TERM INVESTMENTS — 103.5%
Education — 9.2%
		Albany, NY, IDA, Civic Facilities University at Albany Foundation:
$4,910,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank NA, 2.320% due 7/7/05 (a)	$4,910,000
13,770,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank NA, 2.320% due 7/7/05 (a)	13,770,000
10,945,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank NA, 2.320% due 7/7/05 (a)	10,945,000
15,615,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank NA, 2.320% due 7/7/05 (a)	15,615,000
5,625,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 2.280% due 7/7/05 (a)	5,625,000
4,170,000	A-1+	New York City, NY, IDA Revenue, Ethical Culture School Project Series A, XLCA-Insured, SPA-Dexia Credit Local, 2.350% due 7/7/05 (a)	4,170,000
		New York State Dormitory Authority Revenue:
		Cornell University TECP:
10,000,000	A-1+	2.450% due 8/2/05	10,000,000
15,000,000	A-1+	2.630% due 8/5/05	15,000,000
15,000,000	A-1+	2.580% due 9/9/05	15,000,000
120,000	A-1	Series A, SPA-JPMorgan Chase Bank, 2.500% due 7/7/05 (a)	120,000
500,000	Aaa(b)	Leake & Watts Services Inc., MBIA-Insured, 3.000% due 7/1/05	500,000
2,000,000	A-1+	MSTC, SGA 132, LOC-Societe Generale, 2.290% due 7/6/05 (a)	2,000,000
6,460,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen, 2.180% due 7/6/05 (a)	6,460,000
3,800,000	A-1+	Rockefeller University, Series A, 2.180% due 7/6/05 (a)	3,800,000
7,842,500	VMIG1(b)	State Personal Income Tax Revenue, Series 821, FGIC-Insured, 2.290% due 7/7/05 (a)	7,842,500
9,945,000	A-1	State University, Series PA-622, SPA-Merrill Lynch Capital Services, Inc., 2.340% due 7/7/05 (a)	9,945,000
2,600,000	A-1+	Wagner College, LOC-Morgan Guaranty Trust, 2.310% due 7/6/05 (a)	2,600,000
4,435,000	VMIG1(b)	Oneida County, NY, IDA, Civic Facility Hamilton College, MBIA-Insured, SPA-Bank of New York, 2.350% due 7/6/05 (a)	4,435,000
		Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities:
9,320,000	VMIG1(b)	Floater Certificates, Series 464, MBIA-Insured, LOC-Morgan Stanley, 1.850% due 10/13/05	9,320,000
16,380,000	A-1+	Series 235, MBIA-Insured, LIQ-JPMorgan Chase Bank, 2.300% due 7/7/05 (a)	16,380,000
1,500,000	A-1+	Troy, NY, IDA, Civic Facilities Revenue, Rensselaer Polytechnic Institute, Series E, 2.350% due 7/7/05 (a)	1,500,000

		Total Education	159,937,500

Escrowed to Maturity — 0.5%
9,170,000	A-1	New York State Environmental Facilities Corp., Clean Water and Drinking, 2.310% due 7/7/05 (a) (escrowed to maturity with U.S. government securities)	9,170,000

Face Amount	Rating‡	Security	Value
Finance — 10.7%
$4,200,000	AAA	Municipal Assistance Corp. for the City of New York, Series E, 6.000% due 7/1/05	$4,200,000
7,259,000	A-1+	Nassau County, NY, Interim Finance Authority, Sales Tax Secured, Series B, FSA-Insured, SPA-BNP Paribas, 2.170% due 7/6/05 (a)	7,259,000
		New York City, NY, TFA Revenue:
		Future Tax Secured:
33,300,000	A-1+	Series A2, SPA-Bank of Nova Scotia, 2.230% due 7/6/05 (a)	33,300,000
8,800,000	A-1+	Series B, SPA-Landesbank Banden Wuerttemburg, 2.170% due 7/1/05 (a)	8,800,000
1,700,000	A-1+	Subordinated Series C2, SPA-Landesbank Hesser, 2.260% due 7/6/05 (a)	1,700,000
4,920,000	A-1	New York City TFA MSTC, Class A, Series 2001-122, 2.290% due 7/6/05 (a)(d)	4,920,000
		NYC Recovery:
3,300,000	A-1+	Series 1, Subordinated Series 1-D, LIQ-LandesBank Hesser, 2.260% due 7/1/05 (a)	3,300,000
		Series 3:
5,750,000	A-1+	Subordinated Series 3-D, LOC-Bank of New York, SPA-New York State Common Retirement Fund, 2.230% due 7/6/05 (a)	5,750,000
100,000	A-1+	Subordinated Series 3-E, SPA-Bank of New York, 2.250% due 7/6/05 (a)	100,000
400,000	A-1+	Subordinated Series 3-F, SPA-Bank of New York, 2.260% due 7/6/05 (a)	400,000
5,400,000	A-1+	Subordinated Series 3-H, SPA-Bank of New York, 2.180% due 7/6/05 (a)	5,400,000
8,300,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.180% due 7/6/05 (a)	8,300,000
		New York State LGAC:
17,600,000	A-1+	Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 2.310% due 7/6/05 (a)	17,600,000
22,800,000	A-1+	Series 3V, Refunding, FGIC-Insured, SPA-Landesbank Baden Wuerttemburg, 2.310% due 7/6/05 (a)	22,800,000
33,555,000	A-1+	Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 2.200% due 7/6/05 (a)	33,555,000
4,350,000	A-1+	Series SGA 59, AMBAC-Insured, SPA-Societe Generale, 2.260% due 7/6/05 (a)	4,350,000

		Puerto Rico:
19,995,000	A-1	IFA MSTC, Class A, Series 2000-106, 2.270% due 7/6/05 (a)(d)	19,995,000
4,850,000	A-1	MFA, Series PA-610R, FSA-Insured, SPA-Merrill Lynch Capital Services, Inc., 2.280% due 7/7/05 (a)	4,850,000

		Total Finance	186,579,000

General Obligation — 10.4%
		Allegany County, NY, GO, LOC-Depfa Bank PLC, State Aid Withholding:
6,250,000	MIG1(b)	BAN, 3.500% due 12/8/05	6,285,385
2,000,000	MIG1(b)	RAN, 3.500% due 12/8/05	2,011,323
475,000	AAA	Dover, NY, Union Free School District, Series B, FSA-Insured, State Aid Withholding, 3.000% due 9/1/05	475,589

Face Amount	Rating‡	Security	Value
		New York City, NY, GO:
$600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 2.290% due 7/7/05 (a)	$600,000
		Series A:
33,000,000	A-1+	Subordinated Series A-3, LOC-BNP Paribas, 2.230% due 7/6/05 (a)	33,000,000
4,900,000	A-1+	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 2.170% due 7/1/05 (a)	4,900,000
8,400,000	A-1+	Subordinated Series A-8, AMBAC-Insured, SPA-Lloyd TSB Bank PLC, 2.180% due 7/6/05 (a)	8,400,000
2,295,000	A-1+	Series C, Subordinated Series C-2, BPA-Bayerische Landesbank, 2.230% due 7/6/05 (a)	2,295,000
5,200,000	A-1+	Series G, Subordinated Series G-3, LOC-Westdeutsche Landesbank, 2.180% due 7/6/05 (a)	5,200,000
		Series H:
850,000	A-1	Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank NA, 2.180% due 7/6/05 (a)	850,000
4,000,000	A-1+	Subordinated Series H-5 1994, 2.850% due 7/12/05 TECP	4,000,000
3,900,000	A-1	Subordinated Series H-7, LOC-KBC Bank, 2.210% due 7/6/05 (a)	3,900,000
		Series J:
8,600,000	A-1+	Subordinated Series J-2, Remarketed 5/3/99, LOC-Westdeutsche Landesbank, 2.310% due 7/6/05 (a)	8,600,000
200,000	A-1+	Subordinated Series J-3, LOC-JPMorgan Chase Bank, 2.310% due 7/6/05 (a)	200,000
5,995,000	A-1	Series PA-624, SPA-Merrill Lynch Capital Services, Inc., 2.310% due 7/7/05 (a)	5,995,000
		New York State:
24,605,000	A-1+	GO, Series A, LOC-Dexia Credit Local De France, 1.800% due 10/7/05	24,605,000
52,900,000	A-1+	Environmental Facilities Corp., Solid Waste Disposal Revenue, 2.620% due 8/4/05 TECP	52,900,000
		Puerto Rico Commonwealth:
7,980,000	VMIG1(b)	GO, MERLOTS, Series A-44, FGIC-Insured, SPA-Wachovia Bank NA, 2.290% due 7/6/05 (a)	7,980,000
3,500,000	A-1	Government Development Bank, Refunding, MBIA-Insured, SPA-Credit Suisse, 2.140% due 7/6/05 (a)	3,500,000
5,000,000	MIG1(b)	Suffolk County, NY, GO, TAN, Series II, 3.000% due 9/8/05	5,010,897
435,000	Aaa(b)	Warwick Valley, NY, Central School District, Series B, FGIC-Insured, State Aid Withholding, 2.500% due 1/15/06	435,458

		Total General Obligation	181,143,652

Government Facilities — 8.8%
		Jay Street Development Corp., Court Facilities Lease Revenue:
25,900,000	A-1+	Series A-1, LOC-Fleet National Bank, 2.200% due 7/6/05 (a)	25,900,000
2,500,000	A-1+	Series A-2, LOC-Depfa Bank PLC, 2.230% due 7/6/05 (a)	2,500,000
39,125,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 2.180% due 7/6/05 (a)	39,125,000
6,500,000	A-1+	Series A-4, LOC-Depfa Bank PLC, 2.210% due 7/1/05 (a)	6,500,000
		New York State:
49,600,000	A-1+	Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 2.200% due 7/6/05 (a)	49,600,000
		Urban Development Corp:
8,000,000	VMIG1(b)	Revenue, MERLOTS, Series N, SPA-First Union National Bank, 2.310% due 7/6/05 (a)	8,000,000
21,300,000	A-1+	Putters Series 313, SPA-JPMorgan Chase & Co., 2.310% due 7/7/05 (a)	21,300,000

		Total Government Facilities	152,925,000

Face Amount	Rating‡	Security	Value
Hospitals — 7.6%
		Nassau County Health Care Corp.:
$12,850,000	A-1+	Series 2004-C1, Refunding, FSA-Insured, LOC-Dexia Credit Local, 2.200% due 7/7/05 (a)	$12,850,000
19,500,000	A-1+	Series 2004-C3, FSA-Insured, LOC-Dexia Credit Local, 2.220% due 7/7/05 (a)	19,500,000
2,495,000	VMIG1(b)	New York City, NY, Industrial Development Agency Revenue, Peninsula Hospital Center Project, LOC-JPMorgan Chase Bank, 2.360% due 7/7/05 (a)	2,495,000
6,200,000	A-1+	New York Dormitory Mount Sinai School of Medicine, 2.420% due 7/5/05 TECP	6,200,000
		New York State Dormitory Authority Revenue, Mental Health Services:
10,000,000	A-1+	Sub-Series D-2C, MBIA-Insured, LIQ-Landesbank Baden Wuerttemberg, 2.230% due 7/7/05 (a)	10,000,000
21,700,000	A-1+	Sub-Series D-2E, SPA-BNP Paribas, 2.200% due 7/7/05 (a)	21,700,000
15,000,000	A-1+	Sub-Series D-2G, SPA-Bank of Nova Scotia, 2.200% due 7/7/05 (a)	15,000,000
35,000,000	A-1+	Sub-Series D-2H, LIQ-HSBC Bank USA, 2.200% due 7/7/05 (a)	35,000,000
8,000,000	VMIG1(b)	Ontario County, NY, Industrial Development Agency, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 2.290% due 7/6/05 (a)	8,000,000
2,460,000	A-1	Orange County, NY, IDR, Horton Medical Center Project, FSA-Insured, SPA-Bank of America, 2.200% due 7/7/05 (a)	2,460,000

		Total Hospitals	133,205,000

Housing: Multi-Family — 9.9%
		New York City, NY, HDC:
44,910,000	A-1+	2 Gold Series A, LOC - Bank of America, 2.260% due 7/6/05 (a)	44,910,000
18,500,000	A-1+	90 West Series A, LOC-HSBC Bank USA, 2.260% due 7/6/05 (a)	18,500,000
8,400,000	A-1+	Carnegie Park, Series A, FNMA-Collateralized, 2.200% due 7/6/05 (a)	8,400,000
10,000,000	A-1+	Lyric Development Series A, FNMA-Collateralized, 2.250% due 7/6/05 (a)(d)	10,000,000
		New York State Housing Finance Agency Revenue:
10,000,000	VMIG1(b)	20 River Terrace Housing, Series A, FNMA-Collateralized, 2.310% due 7/6/05 (a)	10,000,000
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, FNMA-Collateralized, 2.360% due 7/6/05 (a)(d)	3,000,000
		750 Sixth Avenue, Series A, FNMA-Collateralized:
7,800,000	VMIG1(b)	2.360% due 7/6/05 (a)(d)	7,800,000
5,000,000	VMIG1(b)	2.360% due 7/6/05 (a)(d)	5,000,000
3,000,000	VMIG1(b)	900 8th Avenue Housing, Series A, LOC-Keybank NA, 2.270% due 7/6/05 (a)(d)	3,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 2.280% due 7/6/05 (a)(d)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 2.270% due 7/6/05 (a)	2,300,000
37,500,000	A-1+	Service Contract Revenue, Refunding, Series A, LOC-Westdeutsche Landesbank, 2.230% due 7/6/05 (a)	37,500,000
16,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 2.250% due 7/6/05 (a)(d)	16,400,000
2,000,000	VMIG1(b)	Victory Housing, Series 2002-A, FHLMC-Collateralized, 2.280% due 7/6/05 (a)(d)	2,000,000
2,000,000	VMIG1(b)	Worth Street, Series A, FNMA-Collateralized, 2.280% due 7/6/05 (a)(d)	2,000,000

		Total Housing: Multi-Family	173,810,000

Housing: Single Family — 3.2%
		New York State Mortgage Agency Revenue:
20,000,000	VMIG1(b)	37th Series, SPA-Dexia Credit Local, 2.360% due 7/6/05 (a)(d)	20,000,000
36,300,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 2.250% due 7/6/05 (a)(d)	36,300,000

		Total Housing: Single Family	56,300,000

Face Amount	Rating‡	Security	Value
Industrial Development — 6.6%
$1,315,000	VMIG1(b)	Erie County, NY, Industrial Development Agency Revenue, Rosina Food Products, Inc., LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(d)	$1,315,000
2,600,000	A-1+	Genesee County, NY, Industrial Development Agency, RJ Properties LLC Project, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	2,600,000
2,670,000	A-1+	Lancaster, NY, Industrial Development Agency, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(d)	2,670,000
3,000,000	A-1+	Lewis County, NY, Industrial Development Agency, Climax Manufacturing, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	3,000,000
305,000	A-1+	Monroe County, NY, Industrial Development Agency, JADA Precision, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	305,000
		Nassau County, NY, Industrial Development Agency:
15,350,000	A-1+	Civic Facilities Revenue, Refunding and Improvement, Cold Spring Harbor, SPA-Morgan Guarantee Trust, 2.260% due 7/6/05 (a)	15,350,000
2,620,000	A-1+	Rubies Costume Co. Project, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)	2,620,000
		New York City, NY, Industrial Development Agency Revenue:
		1 Bryant Park LLC:
21,000,000	A-1+	Series A, LOC-Bank of America NA, Bank of New York, GIC-Bayerische Landesbank, 2.320% due 7/6/05 (a)	21,000,000
5,700,000	A-1+	Series B, LOC-Bank of America NA, Bank of New York, GIC-Bayerische Landesbank, 2.300% due 7/1/05 (a)	5,700,000
3,875,000	VMIG1(b)	Ahava Food Corp. Project, LOC-Bank of America NA, 2.350% due 7/7/05 (a)(d)	3,875,000
5,000,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America NA, 2.280% due 7/7/05 (a)	5,000,000
5,300,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 2.310% due 7/6/05 (a)	5,300,000
3,600,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase Bank, 2.400% due 7/7/05 (a)(d)	3,600,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America NA, 2.280% due 7/7/05 (a)	2,700,000
1,770,000	A-1+	PS Bibbs, Inc., LOC-JPMorgan Chase Bank, 2.400% due 7/7/05 (a)(d)	1,770,000
1,500,000	A-1+	Oneida County, NY, Industrial Development Agency, Harden Furniture, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	1,500,000
		Onondaga County, NY, Industrial Development Agency:
3,355,000	A-1+	Syracuse Executive Air Service, Series A, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	3,355,000
5,410,000	A-1+	Syracuse Research Corp., LOC-HSBC Bank USA, 2.350% due 7/7/05 (a)	5,410,000
1,815,000	A-1+	Ontario County, NY, Industrial Development Agency, Dixit Enterprises, Series B, LOC-HSBC Bank USA, 2.450% due 7/7/05 (a)(d)	1,815,000
2,210,000	A-1+	Oswego County, NY, IDR, Fulton Thermal Project Corp., LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	2,210,000
1,330,000	P-1(b)	Schenectady County, NY, Industrial Development Agency, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Fleet Bank of New York, 2.280% due 7/6/05 (a)	1,330,000
3,265,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Fleet National Bank, 2.280% due 7/6/05 (a)	3,265,000
4,060,000	A-1+	Suffolk County, NY, IDR, JBC Realty LLC, LOC-JPMorgan Chase Bank, 2.330% due 7/6/05 (a)(d)	4,060,000
4,895,000	A-1+	Westchester County, NY, Industrial Development Agency, Boys & Girls Club Project, LOC-Bank of New York, 2.280% due 7/6/05 (a)	4,895,000
2,020,000	A-1+	Yates County, NY, Industrial Development Agency, Coach & Equipment Manufacturing Corp., Series A, LOC-Fleet National Bank, 2.330% due 7/6/05 (a)(d)	2,020,000
		Yonkers, NY, Industrial Development Agency, Civic Facilities Revenue, Consumers Union Facilities, AMBAC-Insured, SPA-Bank of New York:
5,890,000	A-1+	2.350% due 7/6/05 (a)	5,890,000
2,300,000	VMIG1(b)	2.350% due 7/6/05 (a)	2,300,000

		Total Industrial Development	114,855,000

Miscellaneous — 2.2%
37,990,000	A-1+	Oneida Indian Nation, GO, Series 2002, LOC-Bank of America NA, 2.280% due 7/6/05 (a)	37,990,000

Face Amount	Rating‡	Security	Value
Pollution Control — 0.8%
		New York State TECP Series A 1997, LOC-Bayerische LandesBank, LandesBank Hesser TECP:
$8,700,000	A-1+	2.000% due 7/13/05	$8,700,000
5,000,000	A-1+	2.480% due 9/7/05	5,000,000

		Total Pollution Control	13,700,000

Public Facilities — 3.0%
		New York City, NY, Trust for Cultural Resources Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, 2.290% due 7/7/05 (a)	3,035,000
17,000,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase Bank, 2.250% due 7/7/05 (a)	17,000,000
30,000	VMIG1(b)	Soloman R. Guggenheim Museum, Series B, LOC-Bank of America NA, 2.280% due 7/7/05 (a)	30,000
		New York State Dormitory Authority Revenue:
		Metropolitan Museum of Art:
13,330,000	A-1+	Series A, 2.180% due 7/6/05 (a)	13,330,000
4,240,000	A-1+	Series B, 2.180% due 7/6/05 (a)	4,240,000
		New York Public Library:
5,730,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank NA, 2.200% due 7/6/05 (a)	5,730,000
9,285,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank NA, 2.200% due 7/6/05 (a)	9,285,000

		Total Public Facilities	52,650,000

Solid Waste — 0.6%
10,000,000	A-1+	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., Series B, LOC-JPMorgan Chase Bank, 2.260% due 7/6/05 (a)(c)	10,000,000

Transportation — 14.9%
		Metropolitan Transportation Authority of New York Revenue:
		LOC-ABN-Amro Bank N.V. TECP:
5,000,000	A-1+	2.850% due 7/11/05	5,000,000
15,500,000	A-1+	2.650% due 7/21/05	15,500,000
10,000,000	A-1+	2.380% due 8/1/05	10,000,000
7,500,000	A-1+	2.450% due 9/2/05	7,500,000
25,000,000	A-1+	Sub-Series A-3, LOC-Depfa Bank PLC, XLCA-Insured, 2.200% due 7/7/05 (a)	25,000,000
21,065,000	A-1+	Sub-Series D-1, Refunding FSA-Insured, SPA-Wesduestche Landesbank , 2.200% due 7/7/05 (a)	21,065,000
15,000,000	A-1+	Sub-Series D-2, AMBAC-Insured, 2.250% due 7/7/05 (a)	15,000,000

Face Amount	Rating‡	Security	Value
		New York State Thruway Authority General Revenue:
$3,765,000	SP-1+	BAN, Series A, 2.250% due 10/6/05	$3,770,227
5,000,000	A-1+	Municipal Securities Trust Receipts, Series SGA 66, SPA-Societe Generale, 2.290% due 7/6/05 (a)	5,000,000
8,845,000	A-1	New York State Thruway MSTC, Class A, Series 2001-120, FGIC-Insured, 2.290% due 7/6/05 (a)(d)	8,845,000
		Port Authority of New York & New Jersey:
		Equipment Notes:
3,500,000	NR	Series 1, 2.420% due 7/7/05 (a)(c)	3,500,000
3,500,000	NR	Series 2, 2.320% due 7/7/05 (a)	3,500,000
7,860,000	A-1+	Putters Series 177Z, 2.330% due 7/7/05 (a)	7,860,000
4,755,000	A-1	Series 646, FSA-Insured, 2.900% due 7/7/05 (a)	4,755,000
		Series B, LIQ-Bank of Nova Scotia, JPMorgan Chase Bank Lloyds Bank TECP:
4,560,000	A-1+	2.850% due 7/8/05	4,560,000
15,065,000	A-1+	2.700% due 8/5/05	15,065,000
1,825,000	A-1+	2.500% due 9/7/05	1,825,000
		Versatile Structure Obligation:
7,200,000	A-1+	Series 3, SPA-JPMorgan Chase & Co., 2.290% due 7/1/05 (a):	7,200,000
6,000,000	A-1+	Series 5, SPA-Bayerische Landesbank, 2.290% due 7/6/05 (a)	6,000,000
		Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
3,475,000	VMIG1(b)	MERLOTS, Series FFF, MBIA-Insured, SPA-Wachovia Bank NA, 2.290% due 7/6/05 (a)	3,475,000
11,550,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 2.200% due 7/6/05 (a)	11,550,000
		Triborough Bridge & Tunnel Authority:
13,135,000	VMIG1(b)	MSTC, Class A, Series 2000-109, 2.260% due 7/6/05 (a)(d)	13,135,000
17,520,000	AAA	MSTC, Series 1992-72, Class A, MBIA-Insured, 2.290% due 7/6/05 (a)(d)	17,520,000
		Revenue, Refunding:
7,250,000	A-1+	Series A, FSA-Insured, SPA-Morgan Guaranty Trust, 2.230% due 7/6/05 (a)	7,250,000
3,920,000	A-1+	Series B, FSA-Insured, SPA-Landesbank Baden-Wuerttemberg, 2.230% due 7/6/05 (a)	3,920,000
9,800,000	A-1+	Series C, AMBAC-Insured, LOC-Westdeutsche Landesbank, 2.190% due 7/7/05 (a)	9,800,000
23,300,000	A-1+	Series F, SPA-ABN Amro Bank NV, 2.230% due 7/7/05 (a)	23,300,000

		Total Transportation	260,895,227

Utilities — 10.0%
		Long Island Power Authority:
7,250,000	A-1+	General Series H, FSA-Insured, LOC-Dexia Credit Local, 2.200% due 7/6/05 (a)	7,250,000
		Series 1:
2,450,000	A-1+	Sub-Series 1A, LOC-Bayerische Landesbank, Landesbank Baden Waterby 2.310% due 7/6/05 (a)	2,450,000
4,030,000	A-1+	Sub-Series 1B, LOC-State Street Bank & Trust Co., 2.260% due 7/6/05 (a)	4,030,000
10,700,000	A-1+	Series 2, Sub-Series 2A, LOC-Westdeutsche Landesbank, 2.200% due 7/6/05 (a)	10,700,000
6,700,000	A-1+	Series 3, Sub-Series 3B, LOC-Westdeutsche Landesbank, 2.170% due 7/6/05 (a)	6,700,000
		Series 7:
2,000,000	A-1+	Sub-Series 7-A, MBIA-Insured, SPA-Credit Suisse First Boston, 2.160% due 7/6/05 (a)	2,000,000
23,100,000	A-1+	Sub-Series 7-B, MBIA-Insured, SPA-Credit Suisse First Boston, 2.200% due 7/6/05 (a)	23,100,000
		New York State Energy Research & Development Authority:
		Consolidated Edison Co.:
4,200,000	A-1+	Sub-Series A-2, LOC-Wachovia Bank NA, 2.310% due 7/6/05 (a)	4,200,000
12,000,000	A-1+	Sub-Series A-3, LOC-Wachovia Bank NA, 2.190% due 7/7/05 (a)	12,000,000
13,280,000	VMIG1(b)	Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 2.360% due 7/6/05 (a)(c)	13,280,000

Face Amount	Rating‡	Security	Value
		New York State Power Authority LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank Dexia JPMorgan Chase, Landesbank Hesser, State Street Bank and Trust, Wachovia Bank, TECP:
$16,000,000	A-1	2.420% due 8/15/05	$16,000,000
10,000,000	A-1	2.450% due 8/18/05	10,000,000
7,400,000	A-1	2.450% due 8/24/05	7,400,000
17,500,000	A-1	2.450% due 8/25/05	17,500,000
15,750,000	A-1+	2.150% due 9/1/05	15,750,000
7,100,000	A-1	Sub-Series 5, 2.200% due 7/6/05 (a)	7,100,000
		Puerto Rico Electric Power Authority Revenue, Municipal Securities Trust Receipts:
12,000,000	A-1+	Series SGA 43, MBIA-Insured, SPA-Societe Generale, 2.270% due 7/6/05 (a)	12,000,000
2,900,000	A-1+	Series SGA 44, LOC-Societe Generale, 2.270% due 7/6/05 (a)	2,900,000

		Total Utilities	174,360,000

Water & Sewer — 5.1%
		New York City, NY, Municipal Water Finance Authority:
6,500,000	A-1+	Series A, FGIC-Insured 2.170% due 7/1/05 (a)	6,500,000
10,000,000	A-1+	Sub-Series C-2, SPA-Depfa Bank PLC, 2.220% due 7/7/05 (a)	10,000,000
		TECP:
15,000,000	A-1+	Series 1, LIQ-DEXIA JPMorgan Chase Bank, 2.15 due 7/8/05	15,000,000
20,000,000	A-1+	Series 5B, LIQ-Bayerische Landesbank, Westdeustche Landesbank, 2.150% due 7/14/05	20,000,000
20,000,000	A-1+	Series 6, LIQ-Landesbank Baden Wuerttemburg, Landesbank Hessen, 2.130% due 7/14/05	20,000,000
9,990,000	A-1	New York State Environmental Facilities Clean Water, MSTC, Series 9040, Class A, 2.300% due 7/6/05 (a)(d)	9,990,000
8,000,000	A-1+	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, 2.550% due 8/11/05	8,000,000

		Total Water & Sewer	89,490,000

		TOTAL INVESTMENTS — 103.5% (Cost — $1,807,010,379#)	1,807,010,379
		Liabilities In Excess of Other Assets — (3.5)%	(60,277,890)

		TOTAL NET ASSETS — 100.0%	$1,746,732,489

#	Aggregate cost for federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(b)	Rating by Moody's Investors Service, Inc.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

Abbreviations used in this schedule:

AMBAC	- Ambac Assurance Corporation
BAN	- Bond Anticipation Notes
BPA	- Standby Bond Purchase Agreement
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance

GIC	- Guaranteed Investment Contract
GO	- General Obligation
HDC	- Housing Development Corporation
IDA	- Industrial Development Authority
IDR	- Industrial Development Revenue
LGAC	- Local Government Assistance Corporation
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance Corporation
MFA	- Municipal Finance Agency
MSTC	- Municipal Securities Trust Certificates
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement
TAN	- Tax Anticipation Notes
TCRS	- Transferable Custodial Receipts
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
XLCA	- XL Capital Assurance

New York Portfolio

Schedule of Investments (unaudited)	June 30, 2005

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 96.8%
Education — 21.5%
$2,755,000	Aaa(a)	Albany, NY, IDA, Civic Facility Revenue, St. Rose Project, Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,988,872
		Amherst, NY, IDA, Civic Facilities Revenue, University of Buffalo Foundation, Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,097,980
3,615,000	AAA	5.250% due 8/1/31	3,909,044
		Madison County, NY, IDA, Civic Facilities Revenue, Colgate University Project, Series B:
2,250,000	AA-	5.000% due 7/1/23	2,402,505
2,000,000	AA-	5.000% due 7/1/33	2,107,600
		New York State Dormitory Authority Revenue:
1,000,000	AA-	4201 School Program, 5.000% due 7/1/18	1,052,600
		City University Systems:
14,000,000	AAA	2nd Generation, Series A, FGIC-Insured, 5.000% due 7/1/16 (b)	14,991,760
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	18,218,408
5,825,000	AAA	Series A, FGIC-Insured, 5.625% due 7/1/16 (c)	6,893,305
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	7,950,180
2,155,000	A2(a)	Series C, 7.500% due 7/1/10	2,376,405
2,000,000	AAA	Columbia University, 5.000% due 7/1/18	2,128,780
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,129,500
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,210,200
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28 (b)	10,675,427
546,000	AA-	Series B, 7.500% due 5/15/11	623,259
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,227,430
		State University Educational Facility:
		Series A:
12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (c)	14,684,223
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,452,784
5,000,000	AAA	Series B, FGIC-Insured, 5.250% due 5/15/19	5,787,000
3,000,000	Aaa(a)	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,211,440
		University of Rochester, Series A, MBIA-Insured:
3,915,000	AAA	5.000% due 7/1/16	4,156,673
2,300,000	AAA	5.000% due 7/1/27	2,383,904
		Rensselaer County, NY, IDA, Civic Facilities Revenue, Polytechnic Institute Dormitory Project:
5,430,000	A+	Series A, 5.125% due 8/1/29	5,695,038
5,820,000	A+	Series B, 5.125% due 8/1/27	6,110,767
		Schenectady, NY, IDA, Civic Facilities Revenue, Union College Project, Series A, AMBAC-Insured:
2,000,000	Aaa(a)	5.375% due 12/1/19	2,208,560
1,725,000	Aaa(a)	5.000% due 7/1/22	1,858,567
3,000,000	Aaa(a)	5.450% due 12/1/29	3,295,950
2,390,000	Aaa(a)	5.625% due 7/1/31	2,670,634
		Taconic Hills, NY, School District at Craryville, FGIC-Insured, State Aid Withholding:
1,420,000	Aaa(a)	5.000% due 6/15/25	1,515,935
700,000	Aaa(a)	5.000% due 6/15/26	745,101

		Total Education	147,759,831

Escrowed to Maturity — 1.4%
820,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09 (d)	951,454
1,655,000	AAA	New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, American Museum of Natural History, Series A, 5.250% due 7/1/17 (d)	1,780,780

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating‡	Security	Value
Escrowed to Maturity (continued)
$324,000	AA-	New York State Dormitory Authority Revenue, Series B, 7.500% due 5/15/11 (d)	$381,429
4,980,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Correctional Facilities Service Contract Series C, AMBAC-Insured, Call 1/1/11 @ 100, 5.000% due 6/15/16 (d)	5,200,614
1,000,000	AAA	Yonkers, NY, GO, Series C, State Aid Withholding, FGIC-Insured, Call 6/1/09 @ 101 5.000% due 6/1/09 (d)	1,087,810

		Total Escrowed to Maturity	9,402,087

Finance — 1.3%
5,000,000	AAA	New York State Local Government Assistance Corp., Series B, MBIA-Insured, 4.875% due 4/1/20	5,180,600
225,000	BBB+	New York State Municipal Bond Bank Agency, Special Revenue Program, City of Buffalo, Series A, 6.875% due 3/15/06	226,451
1,260,000	BBB-	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	1,380,393
2,000,000	AA-	Tobacco Settlement Financing Corp., Series C-1, 5.500% due 6/1/21	2,211,460

		Total Finance	8,998,904

General Obligation — 1.1%
2,750,000	AA	New York State, GO, 9.875% due 11/15/05	2,820,675
4,505,000	Aaa(a)	North Hempstead, NY, GO, Series A, FGIC-Insured, 5.000% due 9/1/22	4,752,730

		Total General Obligation	7,573,405

Government Facilities — 4.2%
		New York State Urban Development Corp. Revenue:
20,000,000	AA-	Correctional & Youth Facilities, Series A, 5.500% due 1/1/17 (b)	22,012,200
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured, 5.000% due 1/1/20	3,211,711
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,593,250

		Total Government Facilities	28,817,161

Hospitals — 4.7%
1,620,000	AAA	East Rochester, NY, Housing Authority Revenue, North Park Nursing Home, GNMA, 5.200% due 10/20/24	1,741,549
		New York City Health & Hospital Corp. Revenue, Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,189,210
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,181,151
3,750,000	AAA	5.125% due 2/15/23	4,012,950
		New York State Dormitory Authority Revenue:
5,000,000	AAA	Maimonides Medical Center, FHA-Insured, 5.000% due 8/1/24	5,365,250
190,000	AAA	Mental Health Services Facilities, Series B, 5.250% due 8/15/30	202,130
2,450,000	AAA	St. Vincent’s Hospital & Medical Center, FHA-Insured, 7.400% due 8/1/30	2,458,452
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,639,230
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25	2,138,740
2,500,000	AAA	Willow Tower Project, Inc. 5.400% due 2/1/34	2,694,050
		New York State Medical Care Facilities:
		Finance Agency Revenue:
2,500,000	B	Central Suffolk Hospital Mortgage Project, Series A, 6.125% due 11/1/16	2,387,300
955,000	Aa1(a)	Health Center Projects, Secured Mortgage Program, SONYMA-Insured, 6.375% due 11/15/19	985,550
		Series B:
910,000	AA	Hospital & Nursing Home Insured Mortgage, FHA-Insured, 7.000% due 8/15/32	914,514

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating‡	Security	Value
Hospitals (continued)
$3,140,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	$3,215,172

		Total Hospitals	32,125,248

Housing: Multi-Family — 3.2%
		New York City, NY, HDC:
1,248,903	NR	Cadman Project, FHA, 6.500% due 11/15/18	1,313,384
1,008,265	NR	Kelly Project, 6.500% due 2/15/18	1,070,697
5,000,000	AA	Series A, 5.100% due 11/1/24	5,234,600
		New York State Dormitory Authority Revenue, Park Ridge Housing Inc., FNMA:
1,000,000	AAA	6.375% due 8/1/20 (c)	1,145,360
1,470,000	AAA	6.500% due 8/1/25	1,682,562
		New York State Housing Finance Agency Revenue, Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1(a)	7.000% due 8/15/12 (e)	502,480
2,000,000	Aa1(a)	6.200% due 8/15/15 (e)	2,043,840
500,000	Aa1(a)	7.050% due 8/15/24 (e)	517,150
6,870,000	Aa1(a)	Series B, SONYMA-Insured, 6.250% due 8/15/29 (e)	7,116,839
985,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	987,137
605,000	A1(a)	Rensselaer Housing Authority, MFH Mortgage Revenue, Rensselaer Elderly Apartments, Series A, 7.750% due 1/1/11	606,924

		Total Housing: Multi-Family	22,220,973

Housing: Single-Family — 2.0%
		New York State Mortgage Agency Revenue, Homeowner Mortgage:
2,900,000	Aa1(a)	Series 65, 5.850% due 10/1/28 (e)	2,987,000
4,750,000	Aa1(a)	Series 67, 5.800% due 10/1/28 (e)	4,903,140
6,000,000	Aa1(a)	Series 71, 5.350% due 10/1/18 (e)	6,163,020

		Total Housing: Single-Family	14,053,160

Industrial Development — 2.1%
2,250,000	BBB	Essex County, NY, IDA Revenue, Solid Waste, International Paper Co. Project, Series A, 6.150% due 4/1/21 (e)	2,346,638
400,000	NR	Monroe County, NY, IDA Revenue, Public Improvement, Canal Ponds Park, Series A, 7.000% due 6/15/13	401,936
		Onondaga County, NY, IDA:
750,000	AA-	Civic Facilities Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA, 5.200% due 12/1/18	805,125
8,000,000	A+	Sewer Facilities Revenue, Bristol-Myers Squibb Co. Project, 5.750% due 3/1/24 (b)(e)	9,297,040
1,410,000	AA	Rensselaer County, NY, IDA, Albany International Corp., 7.550% due 7/15/07	1,510,660

		Total Industrial Development	14,361,399

Life Care Systems — 1.7%
		New York State Dormitory Authority Revenue Bonds, FHA-Insured:
3,815,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	4,003,919
1,500,000	AAA	Menorah Campus Nutsing Home, 6.100% due 2/1/37	1,597,680
1,390,000	AA	Niagara Frontier Methodist Home Inc., 6.200% due 2/1/15	1,420,024
3,330,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,502,794
1,250,000	AAA	Syracuse, NY, IDA Revenue, James Square Association, FHA-Insured, 7.000% due 8/1/25	1,253,962

		Total Life Care Systems	11,778,379

Pollution Control — 0.5%
		New York State Environmental Facilities Corp., State Water Revolving Fund, Series A:

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating‡	Security	Value
Pollution Control (continued)
$155,000	AAA	7.500% due 6/15/12	$170,061
805,000	AAA	GIC-Societe General, 7.250% due 6/15/10	808,051
1,000,000	AAA	North Country, NY, Development Authority, Solid Waste Management System Revenue, FSA-Insured, 6.000% due 5/15/15	1,152,680
1,710,000	CCC	Puerto Rico Industrial Medical & Environmental Facilities, Finance Authority Revenue, American Airlines Inc., Series A, 6.450% due 12/1/25	1,325,319

		Total Pollution Control	3,456,111

Pre-Refunded — 29.6%
1,000,000	AAA	Buffalo, NY, Municipal Water Finance Authority, Water Systems Revenue, FGIC-Insured, Call 7/1/06 @ 102, 6.100% due 7/1/26 (f)	1,054,060
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A:
		FSA-Insured, Call 10/1/14 @ 100:
2,290,000	AAA	5.125% due 4/1/19 (f)	2,589,120
4,500,000	AAA	5.250% due 4/1/23 (f)	5,131,935
11,000,000	AAA	MBIA-Insured, Call 11/15/11 @ 100, 5.250% due 11/15/23 (b)(f)	12,321,210
		Transit Facilities Revenue:
5,000,000	AAA	Series A, Call 7/1/09 @ 100, 6.000% due 7/1/19 (f)	5,589,500
10,000,000	AAA	Series A, MBIA-Insured, Call 7/1/07 @ 101.50, 5.625% due 7/1/25 (b)(f)	10,720,300
5,000,000	AAA	Nassau Health Care Corp., New York Health Systems Revenue, FSA-Insured, Call 8/1/09 @ 102, 5.500% due 8/1/19 (f)	5,578,300
2,595,000	AAA	New York City, NY, COP, Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel Authority, AMBAC-Insured, Call 1/1/10 @ 101, 5.875% due 1/1/30 (f)	2,933,336
1,565,000	AA+	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B, Call 6/15/10 @ 101, 6.000% due 6/15/33 (f)	1,795,728
10,000,000	AAA	New York City, NY, TFA Revenue, Series C, Call 5/1/10 @ 101, 5.500% due 11/1/29 (b)(f)	11,219,400
20,000,000	AAA	New York City, NY, Transit Authority, Metropolitan Transportation Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.250% due 1/1/29 (b)(f)	22,086,000
		New York State Dormitory Authority Revenue:
5,375,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31 (f)	5,992,588
		City University Systems:
625,000	AA-	4th Generation, Series A, Call 7/1/11 @ 100, 5.250% due 7/1/31 (f)	696,813
4,500,000	AAA	MBIA/IBC-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/28 (f)	4,835,205
		Court Facilities:
3,000,000	AAA	City of New York Issue, AMBAC-Insured, Call 5/15/10 @ 101, 5.750% due 5/15/30 (f)	3,402,060
5,000,000	A+	City of New York Issue, Call 5/15/10 @101, 6.000% due 5/15/39 (f)	5,714,050
90,000	AAA	Mental Health Services Facilities, Series D, FSA-Insured, Call 8/15/10 100, 5.250% due 8/15/30 (f)	99,567
		Mental Health Services Facilities:
		Series B:
7,000,000	AA-	Call 2/15/07 @ 102, 5.625% due 2/15/21 (f)	7,395,502
2,500,000	AA-	Call 2/15/08 @ 102, 5.000% due 2/15/18 (f)	2,685,396
2,320,000	AAA	Series D, FSA-Insured, Call 8/15/10 @ 100, 5.250% due 8/15/30 (f)	2,566,616
		State University Dormitory Facility, FGIC-Insured, Call 7/1/11 @ 100:
1,000,000	AAA	5.500% due 7/1/26 (f)	1,131,370
1,000,000	AAA	5.500% due 7/1/27 (f)	1,131,370
12,000,000	AAA	5.100% due 7/1/31 (b)(f)	13,315,800

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating‡	Security	Value
Pre-Refunded (continued)
		State University Educational Facility:
$12,750,000	AAA	Series A FGIC-Insured, Call 5/15/12 @ 101, 5.000% due 5/15/27 (b)(f)	$14,196,870
5,000,000	AAA	Series B, FSA-Insured, Call 5/15/10 @ 101, 5.500% due 5/15/30 (f)	5,613,900
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds, Series B, Call 10/15/09 @ 100:
295,000	AAA	5.250% due 4/15/17 (f)	322,299
400,000	AAA	5.250% due 4/15/18 (f)	437,016
		New York State Urban Development Corp. Revenue, Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/29 (f)	7,345,074
18,400,000	AAA	Series D, FSA-Insured Call 1/1/11@ 100, 5.250% due 1/1/30 (b)(f)	20,401,184
3,740,000	BBB-	Puerto Rico Public Financial Corp., Series E, Call 2/1/12 @ 100, 5.500% due 8/1/29 (f)	4,217,598
		Triborough Bridge & Tunnel Authority:
3,500,000	AA-	Series A, Call 1/1/22 @ 100, 5.250% due 1/1/28 (f)	4,084,605
4,200,000	AAA	Series B, Call 1/1/16 @ 100, 5.375% due 1/1/19 (f)	4,862,214
10,125,000	AAA	Triborough Bridge & Tunnel Authority, GO, Series B, Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)(f)	11,992,657

		Total Pre-Refunded	203,458,643

Public Facilities — 2.0%
		New York City, NY, Trust Cultural Resource Revenue, AMBAC-Insured, Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,313,373
9,000,000	AAA	Series D, 5.125% due 7/1/31 (b)	9,583,560
500,000	AA-	New York State, COP, Hanson Redevelopment Project, 8.375% due 5/1/08	540,325

		Total Public Facilities	13,437,258

Transportation — 9.0%
750,000	BBB+	Albany, NY, Parking Authority, Series A, 5.625% due 7/15/25	817,215
		New York State Thruway Authority:
5,000,000	AA-	General Revenue, Series E, 5.000% due 1/1/25	5,195,000
		Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A:
3,410,000	AAA	5.000% due 4/1/19	3,657,361
2,000,000	AAA	5.000% due 4/1/20	2,145,080
2,500,000	AAA	5.000% due 4/1/21	2,674,650
15,000,000	AAA	Series B, 5.000% due 4/1/19 (b)	15,896,250
4,000,000	AAA	Series B-1, 5.500% due 4/1/18	4,396,640
		Port Authority New York & New Jersey:
7,250,000	AA-	109th Series, 5.375% due 1/15/32	7,558,488
12,000,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)(e)	12,680,280
		Triborough Bridge & Tunnel Authority:
1,140,000	AA-	Convention Center Project, Series E, 7.250% due 1/1/10	1,251,674
5,200,000	AAA	Series A, MBIA/IBC-Insured, 5.250% due 11/15/30	5,653,856

		Total Transportation	61,926,494

Utilities — 4.7%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue, Series A, MBIA/IBC-Insured, 5.250% due 12/1/26 (b)	19,865,809
		New York State Energy Research & Development Authority, Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project RIBS, Series B, 10.933% due 7/20/05 (e)(g)	3,334,320
1,500,000	Baa2(a)	Corning Natural Gas Corp. Series A, 8.250% due 12/1/18 (e)	1,533,345

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating‡	Security	Value
Utilities (continued)
$7,000,000	A-	Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125% due 7/1/29	$7,445,200

		Total Utilities	32,178,674

Water and Sewer — 7.8%
		New York City, NY, Municipal Water Finance Authority:
		Water & Sewer System Revenue:
16,000,000	AA+	5.500% due 6/15/33 (b)	17,476,000
		FSA-Insured:
2,750,000	AAA	5.000% due 6/15/29	2,862,118
1,000,000	AAA	5.250% due 6/15/29	1,048,450
5,205,000	AAA	Series B, FGIC-Insured, 5.125% due 6/15/30	5,419,966
990,000	AA+	Series B, Unrefunded Balance, 6.000% due 6/15/33	1,125,670
5,000,000	AA+	Series D, 5.250% due 6/15/25	5,413,900
2,375,000	AAA	Series D, MBIA-Insured, 5.000% due 6/15/15	2,520,516
		New York State Environmental Facilities Corp., Clean Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32	9,049,440
		Series B:
965,000	AAA	5.250% due 4/15/17	1,049,042
2,490,000	AAA	5.250% due 10/15/17	2,706,854
1,340,000	AAA	5.250% due 4/15/18	1,453,337
1,880,000	AAA	5.250% due 10/15/18	2,011,788
1,060,000	AAA	Series C, 5.000% due 6/15/16	1,124,946

		Total Water and Sewer	53,262,027

		TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost - $601,630,118)	664,809,754

Face Amount		Security	Value
SHORT-TERM INVESTMENTS — 1.3%(g)
Education — 0.1%
500,000	A-1+	New York City, NY, Subordinated Series A-6, SPA-Dexia Credit Local Bond Purchase Agreement FSA-Insured, 2.170% due 7/1/05	500,000

Finance — 1.2%
		New York City, NY, TFA Revenue:
300,000	A-1+	Future Tax Secured, Subordinated Series C2, SPA-Landesbank Hessen, 2.260% due 7/1/05	300,000
		NYC Recovery:
1,300,000	A-1+	Series 1, Subordinated Series 1-D, 2.260% due 7/1/05	1,300,000
200,000	A-1+	Series 3, Subordinated Series 3-H, SPA-Bank of New York, 2.180% due 7/1/05	200,000
6,241,000	A-1+	New York State Local Government Assistance Corp., Series B, LOC-Bank of Nova Scotia, 2.100% due 7/6/05	6,241,000

		Total Finance	8,041,000

Transportation — 0.0%
100,000	A-1+	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 3, SPA-JPMorgan Chase & Co., 2.290% due 7/1/05	100,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $8,641,000)	8,641,000

		TOTAL INVESTMENTS — 98.1% (Cost — $610,271,118#)	673,450,754
		Other Assets In Excess of Liabilities — 1.9%	12,927,161

		TOTAL NET ASSETS — 100.0%	$686,377,915

#	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

New York Portfolio

Schedule of Investments (unaudited) (continued)	June 30, 2005

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service, Inc.

(b)	All or a portion of this security is segregated for open futures contracts.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(f)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

Abbreviations used in this schedule:

AMBAC	- Ambac Assurance Corporation
COP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Company
FHA	- Federal Housing Administration
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance
GIC	- Guaranteed Investment Contract
GNMA	- Government National Mortgage Association
GO	- General Obligation
HDC	- Housing Development Corporation
IBC	- Insured Bond Certificates
IDA	- Industrial Development Authority
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance Corporation
MFH	- Multi-Family Housing
RIBS	- Residual Interest Bonds
SPA	- Standby Bond Purchase Agreement
TCRS	- Transferable Custodial Receipts
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The New York Money Market Portfolio and New York Portfolio (“Funds”) are separate non-diversified investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended,, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. New York Portfolio securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value. The New York Money Market Portfolio uses the amortized cost method in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

2. Investments

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for the New York Portfolio for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$63,653,246
Gross unrealized depreciation	(473,610)

Net unrealized appreciation	$63,179,636

At June 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,245	9/05	$261,121,563	$266,593,750	$5,472,187

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 26, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	August 26, 2005